SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.


         Post-Effective Amendment No.   14                                X


         (Check appropriate box or boxes)
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Post-Effective Amendment No. 14                                  X


                  PAUZE FUNDS - File Nos. 33-71562 and 811-8148
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            14340 Torrey Chase Blvd., Ste. 170, Houston, Texas 77014
            --------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (281) 444-6012
                                                           --------------

        Philip C. Pauze, President, Pauze Funds, 14340 Torrey Chase Blvd.
                         Ste. 170, Houston, Texas 77014
        -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With Copy To:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                     [LOGO]
                                      PAUZE
                                    FUNDS(TM)

--------------------------------------------------------------------------------
                       PAUZE U.S. GOVERNMENT TOTAL RETURN
                                  BOND FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                 PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                                 NO LOAD SHARES

               For Information, Shareholder Services and Requests
                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170


                                     [LOGO]


As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of the Funds' shares. It is a criminal offense to state otherwise.
--------------------------------------------------------------------------------

                               September __, 1999

                                TABLE OF CONTENTS

ABOUT THE FUNDS.............................................................

HOW THE FUNDS HAVE PERFORMED................................................

COSTS OF INVESTING IN THE FUNDS.............................................

HOW TO PURCHASE SHARES......................................................

HOW TO EXCHANGE SHARES......................................................

HOW TO REDEEM SHARES........................................................

MANAGEMENT OF THE FUNDS.....................................................

SHAREHOLDER SERVICES........................................................

HOW SHARES ARE VALUED.......................................................

DISTRIBUTIONS AND TAXES.....................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS..................

YEAR 2000 ISSUE.............................................................

FINANCIAL HIGHLIGHTS........................................................

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVE

     Pauze Funds(TM) offers investors three fixed income funds: the Pauze U.S. Government Total Return Bond Fund(TM), the Pauze U.S. Government Short Term Bond Fund(TM) and the Pauze U.S. Government Intermediate Term Bond Fund(TM) The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities within prescribed maturity ranges.

PRINCIPAL STRATEGIES

The TOTAL RETURN BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government, or by an agency of the U. S. government. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks above average total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Duration is the weighted average life of a fund's debt instruments measured on a present value basis The advisor uses
extensive   fundamental  and  technical  analysis  to  formulate  interest  rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     The INTERMEDIATE TERM BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government.or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

     The SHORT TERM BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government, or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the Total Return Bond Fund will be more volatile than the Intermediate Term Bond Fund, and the Long Term Bond Fund will be more volatile than the Short Term Bond Fund

CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

GOVERNMENT RISK. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?

The Funds may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED

     The charts and tables below show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in each Fund's returns from year to year since the Fund's inception. The tables show how each Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, each Fund's past performance is not necessarily an indication of its future performance.

[Insert bar chart with the following data:]

Annual Total Returns as of December 31, of each year

Total Return Bond Fund     Short TermBond Fund       Intermediate Term Bond Fund
1995............_____%     1997         _____%       1997              _____%
1996............_____%     1998         _____%       1998              _____%
1997............_____%
1998............_____%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98:

                                                     1 Year      Since Inception
                                                     ------      ---------------

Total Return Bond Fund                               _____%           _____%*
Lehman Government Bond Index                         _____%           _____%

Intermediate Term Bond Fund                          _____%           _____%**
Lehman U.S. Treas. Intermediate Index                _____%           _____%

Short Term Bond Fund                                 _____%           _____%***
Lehman 1-3 Government Index                          _____%           _____%

      *  January 10, 1996           **October 10, 1996
      ***September 30, 1996

Each Fund's year-to-date return as of April 30, 1999 was as follows:
      Total Return Bond Fund                                  _____%
      Intermediate Term Bond Fund                             _____%
      Short Term Bond Fund                                    _____%

     For the Total Return Bond Fund, the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

     For the Intermediate Term Bond Fund, the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

     For the Short Term Bond Fund, the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

                         COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of a Fund.[Update]

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
Account Closing Fee (does not apply to exchanges)                      $10
Exchange fee                                                           None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    Total Return   Intermediate     Short Term
                                    Bond Fund      Term Bond Fund   Bond Fund
                                    ---------      --------------   ---------

Management Fees                       ____%             ____%         ____%
Distribution (12b-1) Fees             0.25%             0.25%         0.25%
Other Expenses                        ____%             ____%         ____%
Total Annual Fund
Operating Expenses                    ____%             ____%         ____%


EXAMPLE:
--------

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

              Total Return Fund       Intermediate Term Fund     Short Term Fund
              -----------------       ----------------------     ---------------

1 year
3 years
5 years
10 years

                             HOW TO PURCHASE SHARES

     The minimum initial investment is $25,000 and minimum subsequent investment is $50, $30 per month per account for persons enrolled in an automatic investment plan.


     BY MAIL: You may purchase shares of the Funds by completing and signing the investment application form which accompanies this Prospectus and mailing it it, in proper form, together with a check made payable to the appropriate Fund, to the address listed below.

                                   PAUZE FUNDS
                           c/o Champion Fund Services
                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014


     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.

     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Funds), you will be responsible for any loss incurred by the Fund because of such cancellation.

     BY WIRE: You may make your initial or subsequent investments in the Funds by wire transfer. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.
Note: Federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     The wired funds must be credited to the Fund's account by 11:00 a.m. (Eastern time) in order to be applied to purchase shares on that day. There are no wire fees charged by the Funds for purchases of $1,000 or more. A $10 wire fee will be charged by the Funds on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze Funds(TM) to draw on your bank account. You may automatically invest as little as $30 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. the Funds. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Fund will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

                            Distribution (12b-1) Fees

     Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees. The fees received by the Advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1- 800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or thes transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     [(2) There is no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges.]

     [(3) As with any other redemption, the Funds may hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.]

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time. [The exchange fee] and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at any time. Each Fund redeems shares at the net asset value next determined after it has received a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed -- generally 4:00 p.m. Eastern time, Monday through Friday, to be effective that day.

     BY MAIL: Send your written request for redemption in proper form to:

                                   PAUZE FUNDS
                           c/o Champion Fund Services
                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014


To be in "proper order" each Fund requires:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature  guarantees when required (see "Signature  Guarantee" below);
and

     (3) such additional documents as are customarily required for persons making redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the transfer agent. (Before writing, read "Additional Information About Redemptions.")

     BY TELEPHONE: You may redeem shares by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authorization and instruction, the Funds will wire redemptions (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, will mail redemptions to the address on the account registration. In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or affiliates will not be subject to the small account charge.

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

MANAGEMENT OF THE FUNDS

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze, President and controlling shareholder of the advisor, is primarily responsible for the day-to-day management of the Total Return and Short Term Fund's portfolio. He has managed the Total Return Fund since commencement of operations in January 1994 and the Short Term Fund since January 1998.

     Mr. Pauze has specialized in managing portfolios of United States Government securities for trusts, small institutions, and retirement plans since 1985. Mr. Philip Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Philip Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     Since October 1998, Mr. Stephen P. Pauze, Assistant Vice President of the advisor, has been responsible for the day-to-day management of the Intermediate Term Fund's portfolio. Mr. Stephen Pauze has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.

     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds For these services, the advisor received $______ from the Total Return Fund, $______ from the Intermediate Term Fund, an $______ from the Short Term Fund for the fiscal year ended April 30, 1999.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. The Fund expects that its distributions will consist primarily of
_____________.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account. [You pay no sales charge on shares purchased through reinvestment of distributions from the Fund into another Pauze Fund.]

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under Federal law, the income derived from obligations issued by the United States Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PORTFOLIO SECURITIES

     United States Treasury securities are backed by the full faith and credit of the United States Government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States Government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States Government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States Government securities.

FUTURES CONTRACTS AND OPTIONS

     The Short Term Fund and the Intermediate Term Fund may invest in futures contracts and option contracts; provided, 1) not more than 2.5% of the Fund's assets are required as initial margin and premiums required to establish such positions, and 2) the obligations under such contracts or transactions represent not more than 100% of the Fund's assets. Futures contracts and options may be used for the hedging purposes only. The Funds will not buy call options or sell put options.

FUTURES CONTRACTS AND OPTIONS POSE CERTAIN RISKS

     The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the U.S. Government securities held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

OBJECTIVE NOT FUNDAMENTAL

     The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

LENDING OF PORTFOLIO SECURITIES

     Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States Government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

INTEREST RATE SENSITIVITY

     The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

BORROWING

     Each Fund may borrow from a bank up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) as a temporary measure for extraordinary purposes. To the extent that a Fund borrows money, the Fund will be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. Each Fund will repay any money borrowed in excess of 33 1/3% of the value of its total assets prior to purchasing additional portfolio securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' advisor or the Funds' various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Funds invest or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information for the year ended April 30, 1999 has been audited by Tait, Weller & Baker, the Funds' independent accountants. Other independent accountants audited the financial information for the period from each Fund's commencement of operations through April 30, 1997. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30. [TO BE SUPPLIED BY SUBSEQUENT AMENDMENT]

                       [insert list of service providers]

                                 PAUZE FUNDS(TM)

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may also obtain information about the Funds (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.


                       Investment Company Act # 811-08148

                                   PROSPECTUS


                                     [LOGO]
                                      PAUZE
                                    FUNDS(TM)
--------------------------------------------------------------------------------
                       PAUZE U.S. GOVERNMENT TOTAL RETURN
                                  BOND FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                 PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                                   LOAD SHARES

               For Information, Shareholder Services and Requests
                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170


                                     [LOGO]


As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of the Funds' shares. It is a criminal offense to state otherwise.
--------------------------------------------------------------------------------

                               September __, 1999

                                TABLE OF CONTENTS

ABOUT THE FUNDS...........................................................

HOW THE FUNDS HAVE PERFORMED..............................................

COSTS OF INVESTING IN THE FUNDS...........................................

HOW TO PURCHASE SHARES....................................................

ALTERNATIVE PURCHASE PLANS................................................

HOW TO EXCHANGE SHARES....................................................

HOW TO REDEEM SHARES......................................................

MANAGEMENT OF THE FUNDS...................................................

SHAREHOLDER SERVICES......................................................

HOW SHARES ARE VALUED.....................................................

DISTRIBUTIONS AND TAXES...................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS................

YEAR 2000 ISSUE...........................................................

FINANCIAL HIGHLIGHTS......................................................

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVE

     Pauze Funds(TM) offers investors three fixed income funds: the Pauze U.S. Government Total Return Bond Fund(TM), the Pauze U.S. Government Short Term Bond Fund(TM) and the Pauze U.S. Government Intermediate Term Bond Fund(TM) The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities within prescribed maturity ranges.

PRINCIPAL STRATEGIES

The TOTAL RETURN BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government, or by an agency of the U. S. government. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks above average total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Duration is the weighted average life of a fund's debt instruments measured on a present value basis The advisor uses
extensive   fundamental  and  technical  analysis  to  formulate  interest  rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     The INTERMEDIATE TERM BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government.or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

     The SHORT TERM BOND FUND invests exclusively in U. S. government debt securities. These securities may be issued by the U. S. government, or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the Total Return Bond Fund will be more volatile than the Intermediate Term Bond Fund, and the Long Term Bond Fund will be more volatile than the Short Term Bond Fund

CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

GOVERNMENT RISK. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?
The Funds may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED

     The charts and tables below show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in each Fund's returns from year to year since the Fund's inception. Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. The tables show how each Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, each Fund's past performance is not necessarily an indication of its future performance.

[Insert bar chart with the following data:]

Annual Total Returns as of December 31, of each year

Total Return Bond Fund - Class B             Short Term Bond Fund - Class C
1997.................._____%                 1997     _____%
1998.................._____%                 1998     _____%

Intermediate Term Bond Fund - Class B
1997.................._____%
1998.................._____%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98:

                                                     1 Year        Since
                                                     ------        Inception
                                                                   ---------

Total Return Bond Fund - Class B                     _____%         _____%*
Lehman Government Bond Index                         _____%         _____%

Intermediate Term Bond Fund - Class B                _____%         _____%*
Lehman U.S. Treas. Intermediate Index                _____%         _____%

Short Term Bond Fund - Class C                       _____%         _____%**
Lehman 1-3 Government Index                          _____%         _____%

      *September 3, 1996
      **November 7, 1996

Each Fund's year-to-date return as of April 30, 1999 was as follows:
     Total Return Bond Fund - Class B                        _____%
     Intermediate Term Bond Fund - Class B                   _____%
     Short Term Bond Fund - Class C                          _____%

     For the Total Return Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

     For the Intermediate Term Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

     For the Short Term Bond Fund (Class C), the highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the _____ quarter of 199_.

                         COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of a Fund.[Update]

                                                                       Total Return Bond Fund
                                                                       ----------------------
                                                                       Class B          Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                                        None             None
Sales Load Imposed on Redemptions(1)                                   3.75%            None
Account Closing Fee (does not apply to exchanges)                      $ 10             $ 10
Exchange fee                                                           None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                         .60%             .60%
12b-1 Fees                                                             1.00%(2         )1.00%
Other Expenses                                                         1.06%            1.06%
Total Fund Operating Expenses                                          2.66%            2.66%

                                       3

                                                                       Intermediate Term Bond Fund
                                                                       ---------------------------
                                                                       Class B          Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                                        None             None
Sales Load Imposed on Redemptions(1)                                   3.75%            None
Account Closing Fee (does not apply to exchanges)                      $ 10             $ 10
Exchange fee                                                           None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                         .50%             .50%
12b-1 Fees                                                             1.00%(2)         1.00%
Other Expenses                                                         1.46%            1.46%
Total Fund Operating Expenses                                          2.96%            2.96%

                                                                       Short Term Bond Fund
                                                                       --------------------
                                                                       Class B          Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                                        None             None
Sales Load Imposed on Redemptions(1)                                   3.75%            None
Account Closing Fee (does not apply to exchanges)                      $ 10             $ 10
Exchange fee                                                           None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                         .50%             .50%
12b-1 Fees                                                             1.00%(2)         1.00%
Other Expenses                                                         2.06%            1.76%
Total Fund Operating Expenses                                          3.56%            3.26%

EXAMPLE:
--------

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  ------     -------     -------     --------
Total Return Fund
-----------------
Class B
  if you sold your shares
    at the end of the period      $____      $____        $____       $____
  if you stayed in the Fund       $____      $____        $____       $____
Class C                           $____      $____        $____       $____

Intermediate Term Fund
----------------------
Class B
  if you sold your shares
    at the end of the period      $____      $____        $____       $_____
  if you stayed in the Fund       $____      $____        $____       $____
Class C                           $____      $____        $____       $____

Short Term Fund
---------------
Class B
  if you sold your shares
    at the end of the period      $____      $____        $____       $____
  if you stayed in the Fund       $____      $____        $____       $____
Class C                           $____      $____        $____       $____


(1) The maximum contingent deferred sales charge (CDSC) as set forth in the table applies to redemptions of shares within two years of purchase. The CDSC decreases over the period of seven years, to zero, and the Class B shares convert to no-load shares at that time. See "Alternative Purchase Plans."

(2) Class B shares convert to no-load shares which pay 12b-1 fees of 0.25%, not 1.00%.

                             HOW TO PURCHASE SHARES

     The minimum initial investment is $1,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $100 and the minimum subsequent investment pursuant to such a plan is $30 per month per account.

     You may purchase shares through a registered representative of a participating dealer or a participating bank ("Representative") by placing an order for Fund shares with your Representative, and arranging for your payment. If you are investing in a Fund for the first time, you will need to set up an account. Your Representative will help you fill out and submit an application (a copy of which accompanies this Prospectus).

     Shares of a Fund are purchased at a price equal to their net asset value per share next determined after receipt of an order. When you place an order for a Fund's shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Funds' distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's share price. Otherwise, your purchase will be processed the next business day, and you will pay the next day's share price.

     You may also invest in the following ways:

     BY MAIL: Send your application and check or money order, made payable to the appropriate Fund to:

     Pauze Funds
     c/o Firstar Bank
     P.O. Box 641367
     Cincinnati,  Ohio  45264-1367

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted; and the Trust reserves the right to refuse to accept second party checks.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.

     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

     BY WIRE: You may make your initial or subsequent investments in the Funds by wiring funds. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.
Note: Federal funds wire purchase orders will be accepted only when the Funds and Custodian Bank are open for business.

     The wired funds must be credited to the Fund's account by 4:00 p.m. (Eastern Time) in order to be applied to purchase shares on that day. There are no wire fees charged by the Funds for purchases of $1,000 or more. A $10 wire fee will be charged by the Funds on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Funds to regularly draw on your bank account. You may automatically invest as little as $30 a month beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. Pauze Funds(TM) reserves the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Funds will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If a Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

                           ALTERNATIVE PURCHASE PLANS

     CLASS B. Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this plan, all of the purchase payment for Class B shares is immediately invested in the Fund. The Fund's advisor pays the Fund's distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the 12b-1 fees it receives from the Fund. The distributor pays the participating broker-dealer's fee or
commission   of  3.25%,   which  may  be   increased  or  decreased  in  certain
circumstances.

IF A REDEMPTION IS MADE:            THE REDEMPTION RATE FOR THE CDSC IS:

        year 1                                    3.75%
        year 2                                    3.75%
        year 3                                    3.25%
        year 4                                    2.75%
        year 5                                    2.25%
        year 6                                    1.75%
        year 7                                    1.25%
        Thereafter                                  -0-

     NOTE: Class B shares convert to no-load shares when CDSC expires. Each investment is considered a new investment for calculating the amount of any CDSC.

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time. [If you exchanged Class B shares of one Pauze Fund for Class B shares of another Pauze Fund, the holding periods will be aggregated for purposes of calculating the CDSC.]

     CLASS C. If you buy Class C shares, all of the purchase payment is immediately invested in the Fund. To compensate the broker-dealer for its sales and promotional efforts, plus its continuing service to the Fund's shareholder, the Fund pays the broker-dealer a continuing annual fee of 0.75% (a distribution fee) of Fund assets attributable to your investment. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the 12b-1 fees it receives from the Fund.

     HOW TO DECIDE WHEN TO PURCHASE CLASS B OR CLASS C. The alternative purchase plans offered by the Funds enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in a Fund, the accumulated continuing distribution and services fees on Class C shares would exceed the accumulated Rule 12b-1 fees plus the CDSC on B shares purchased at the same time. Representatives may receive different compensation for sales of Class B shares than sales of Class C shares.

     Class B shares are subject to lower Rule 12b-1 fees after they convert to no-load shares and, accordingly, are expected to receive correspondingly higher dividends on a per share basis. You may wish to purchase Class B shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and services fees on Class C shares eventually would exceed the sales load plus the continuing services fee on Class B shares during the life of your investment.

     Each Fund offers a third class of shares by a separate prospectus. Each class has different sales charges and expenses, which will affect performance. Information on shares of the Funds offered on a different basis is available from the Funds upon written request to the address in this Prospectus or by calling 1-800-327-7170.

     Distribution (12b-1) Fees. Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. With respect to Class B shares and Class C shares, the plans provide that each Fund will use Fund assets allocable to those shares topay additional Rule 12b-1 fees of 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services. The payments with respect to Class B shares go to the advisor to compensate it for fees paid to the selling broker-dealers, and the payments with respect to the Class C shares go directly to the broker-dealers. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees. The fees received by the Advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     [(2) There is no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges.]

     [(3) As with any other redemption, the Funds may hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.]

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time. [The exchange fee] and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at any time. Each Fund redeems shares at the net asset value next determined after it has received a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed -- generally 4:00 p.m. Eastern time, Monday through Friday, to be effective that day.

     BY MAIL: Send your written request for redemption in proper form to:

     Pauze Funds
     c/o Firstar Bank
     P.O. Box 641367
     Cincinnati,  Ohio  45264-1367

To be in "proper order" each Fund requires:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature guarantees when required (see "Signature Guarantee" page __); and

     (3) such additional documents as are customarily required for persons making redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the transfer agent. (Before writing, read "Additional Information About Redemptions.")

     BY TELEPHONE: You may redeem shares by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authorization and instruction, the Funds will wire redemptions (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, will mail redemptions to the address on the account registration. In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Funds may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or affiliates will not be subject to the small account charge.

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             MANAGEMENT OF THE FUNDS

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' investment advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze, President and controlling shareholder of the advisor, is primarily responsible for the day-to-day management of the Total Return and Short Term Fund's portfolio. He has managed the Total Return Fund since commencement of operations in January 1994 and the Short Term Fund since January 1998.

     Mr. Pauze has specialized in managing portfolios of United States Government securities for trusts, small institutions, and retirement plans since 1985. Mr. Philip Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Philip Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     Since October 1998, Mr. Stephen P. Pauze, Assistant Vice President of the advisor, has been responsible for the day-to-day management of the Intermediate Term Fund portfolio. Mr. Stephen Pauze has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.

     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds For these services, the advisor received $______ from the Total Return Fund, $______ from the Intermediate Term Fund, an $______ from the Short Term Fund for the fiscal year ended April 30, 1999.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. The Fund expects that its distributions will consist primarily of
_____________.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account. [You pay no sales charge on shares purchased through reinvestment of distributions from the Fund into another Pauze Fund.]

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under Federal law, the income derived from obligations issued by the United States Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PORTFOLIO SECURITIES

     United States Treasury securities are backed by the full faith and credit of the United States Government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States Government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States Government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States Government securities.

FUTURES CONTRACTS AND OPTIONS

     The Short Term Fund and the Intermediate Term Fund each may invest in futures contracts and option contracts; provided, 1) not more than 2.5% of the Fund's assets are required as initial margin and premiums required to establish such positions, and 2) the obligations under such contracts or transactions represent not more than 100% of the Fund's assets. Futures contracts and options may be used for the hedging purposes only. The Funds will not buy call options or sell put options.

FUTURES CONTRACTS AND OPTIONS POSE CERTAIN RISKS

     The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the U.S. Government securities held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

OBJECTIVE FUNDAMENTAL

     The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

LENDING OF PORTFOLIO SECURITIES

     Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States Government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

INTEREST RATE SENSITIVITY

     The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

BORROWING

     Each Fund may borrow from a bank up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) as a temporary measure for extraordinary purposes. To the extent that a Fund borrows money, the Fund will be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. Each Fund will repay any money borrowed in excess of 33 1/3% of the value of its total assets prior to purchasing additional portfolio securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' advisor or the Funds' various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Funds invest or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information for the year ended April 30, 1999 has been audited by Tait, Weller & Baker, the Funds' independent accountants. Other independent accountants audited the financial information for the period from each Fund's commencement of operations through April 30, 1997. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30. [TO BE SUPPLIED BY SUBSEQUENT AMENDMENT]

                       [insert list of service providers]

                                 PAUZE FUNDS(TM)



     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may also obtain information about the Funds (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.


                       Investment Company Act # 811-08148

                                   PROSPECTUS

                                     [LOGO]
                                      PAUZE
                                    FUNDS(TM)

--------------------------------------------------------------------------------
                            PAUZE TOMBSTONE FUND(TM)
--------------------------------------------------------------------------------

                 Information, Shareholder Services and Requests:

                                 1-800-327-7170
                       14340 Torrey Chase Blvd., Suite 170

                              Houston, Texas 77014


                                     [LOGO]


As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of the Fund's shares. It is a criminal offense to state otherwise.
--------------------------------------------------------------------------------

                                Septmber _, 1999

                                TABLE OF CONTENTS


ABOUT THE FUND............................................................

HOW THE FUND HAS PERFORMED................................................

COSTS OF INVESTING IN THE FUND............................................

HOW TO PURCHASE SHARES....................................................

ADDITIONAL INFORMATION ABOUT PURCHASES....................................

RULE 12b-1 DISTRIBUTION PLAN..............................................

HOW TO EXCHANGE SHARES....................................................

HOW TO REDEEM SHARES......................................................

VALUING FUND SHARES.......................................................

DISTRIBUTIONS AND TAXES...................................................

MANAGEMENT OF THE FUND....................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS................

YEAR 2000 ISSUE...........................................................

FINANCIAL HIGHLIGHTS......................................................

                                 ABOUT THE FUND

     INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide shareholders with long term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its objective by investing primarily in all or a representative group of equity securities comprising the Pauze Tombstone Common Stock Index(TM) (the "Index"). The Index is an unmanaged index developed by the Fund's advisor to track the performance of the publicly traded common stock of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy. The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, and
(3) funeral and cemetery support goods and services.

     As an index fund, the Fund attempts to replicate the performance of the Index by investing in the stocks of the Index in proportion to their weightings in the Index. Each stock in the Index is weighted by its market capitalization (total market value attributable to death care) relative to the aggregate market capitalization of all securities in the Index. Only the percentage of market capitalization attributable to death care are included in the Index. For example, if 15% of a company's revenue is derived from death care, then 15% of the company's market capitalization will be included in the Index, and a change in the company's share price will result in a smaller change to the Index than would otherwise be the case. As the market capitalizations of the stocks in the Index rise and fall due to changes in share price, the Index will rise and fall to reflect the aggregate change, and the weightings of each stock in the Index will change. The Index includes only U.S. companies (or foreign companies whose stock is traded on a U.S. stock exchange) which have a market capitalization attributable to death care of at least $15 million. UPDATE: As of August 1, 1999, [nine] companies were included in the Index. They had market capitalizations ranging from $__ million to $____ billion, and the aggregate market capitalization of the Index approximated $____ billion.

     PRINCIPAL RISKS OF INVESTING IN THE FUND

     The Fund is subject to market risk because it invests primarily in common stocks. Market risk is the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally decline.

     Because the Fund invests primarily in the stocks of the death care companies comprising the Index, any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. For example, some states and regulatory agencies may adopt regulations affecting solicitation and/or cancellation of preneed sales of products and services, or prohibiting common ownership of funeral homes and cemeteries in the same market. Also, changes in demographic patterns (such as increases in cremation rates) may result in decreased revenues for the companies in the Index. For the most part, the death care sector has highly fragmented ownership, and despite considerable consolidation in recent years (primarily through acquisitions), public companies still represent less than one quarter of death care revenues. While this leaves considerable room for growth of the companies included in the Index, there is no guarantee that current consolidation and acquisition trends will continue.

     In this regard, shareholders should be aware that as of August 1, 1999 there were only [nine] companies in the Index, and that one company comprised approximately __%, two companies comprised approximately __%, and four companies comprised approximately __% of the aggregate market capitalization of the Index. Until the number and weightings of the companies in the Index are substantially changed, the Fund's performance will be dominated by the performance of those four companies, and any development affecting the sector as a whole or those companies in particular will have a substantial impact on the Fund.

     The Index is composed primarily of smaller capitalization companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund that is diversified. The Fund is not a complete investment program, and an investment in the Fund should be considered only a portion of your overall investment portfolio. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

Because of the risks associated with investing in the companies that comprise the Index, the Fund is intended to be a long term investment vehicle. The Fund may be suitable for you if you are willing to concentrate your investment in the death care sector and are willing to accept price fluctuations in your investment.

                           HOW THE FUND HAS PERFORMED

     The charts and tables below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in the Fund's returns from year to year since the Fund's inception. Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. The tables show how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

[Insert bar chart with the following data:]

Annual Total Returns as of December 31, of each year

Class _
1998.................._____%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98:

                                                     1 Year       Since
                                                     ------       Inception*
                                                                  ----------

Class __                                             _____%         _____%
________________ Index                               _____%         _____%

      *____________, 199

The Fund's year-to-date return as of April 30, 1999 was ___________%.
The Fund's highest return during the periods shown for a calendar quarter was ______% in the ______ quarter of 199_, and the lowest return was _____% for the
_____ quarter of 199_.

                         COSTS OF INVESTING IN THE FUND

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)             Class A          Class B
     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...............................3.75            None
     Maximum Deferred Sales Charge (Load)
     (as a percentage of _______)1......................................None            3.75%
     Exchange Fees......................................................None            None
     Account Closing Fee................................................$10             $10

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees...................................................0.38%            0.38%
     Distribution (12b-1) Fees.........................................0.25%            1.00%
     Other Expenses2...................................................____%            ____%
     Total Annual Fund Operating Expenses............................. ____%            ____%

     1 The maximum contingent deferred sales charge (CDSC) applies to redemptions within two years of purchase. The CDSC decreases overtime to zero, and the Class B shares convert to no-load shares at that time. You may be charged a fee if redemption proceeds are wired.

     2 Update for reimbursement.

EXAMPLE:
--------

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                   1 year        3 years        5 years       10 years

     Class A:      $_____        $_____         $_____          $_____
     Class B:      $_____        $_____         $_____          $_____

                             HOW TO PURCHASE SHARES

     The Fund offers its shares in two classes. Class A shares are sold at the public offering price, which includes a front-end sales charge. Class B shares are sold at net asset value, subject to a contingent deferred sales charge
(CDSC) on redemptions made within seven years of purchase.

     You may invest any amount you choose (up to $5,000,000), as often as you wish, subject to a minimum initial investment of $2,500 ($2,000 for IRA accounts) and subsequent investments of $500. Shares of the Fund are purchased at the net asset value per share next determined after your order is received in proper order by the Fund's distributor, plus any applicable sales charge for Class A shares. When opening an account, you must provide the distributor with your correct taxpayer identification number (social security or employer identification number).

     If you are investing in this Fund for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. You may also make a direct initial investment by completing and signing the investment application which accompanies this Prospectus and mailing it, together with a check or money order made payable to:

     Pauze Tombstone Fund(TM)
     c/o Firststar Bank
     P.O. Box 641367
     Cincinnati, Ohio 45264-1367

     When you place an order for the Fund's shares, you must specify which class of shares you wish to purchase. The primary differences among the classes are their sales charge structures and their ongoing expenses. These differences are summarized in the table below.

              SALES CHARGE                         DISTRIBUTION & SERVICE FEES     OTHER INFORMATION
CLASS A       Maximum initial sales charge of      No distribution fee; service    Initial sales charge
              3.75%                                fee of 0.25% of average daily   waived or reduced for
                                                   net assets                      certain purchases
CLASS B       No initial sales charge; CDSC of     Distribution fee of 0.75%;      Shares convert to Class A
              3.75% declines to 0% after seven     service fee of 0.25% of         after seventh year
              years                                average daily net assets

     HOW TO DECIDE WHETHER TO PURCHASE CLASS A OR CLASS B SHARES -- you should consider the information below in determining whether to purchase Class A or Class B shares.

                     SALES CHARGES ON PURCHASE OR REDEMPTION

IF YOU PURCHASE  CLASS A SHARES            IF YOU PURCHASE CLASS B SHARES

You will  not have all of your  money      All of  your  money  is  invested  in
invested. Part of your purchase price shares of stock. However, you will will go to pay the sales charge. You pay a declining sales charge if you will not pay a sales charge when you redeem your shares within seven years
redeem your shares.                        of purchase.

                                ONGOING EXPENSES

IF YOU PURCHASE CLASS A SHARES             IF YOU PURCHASE CLASS B SHARES

Your shares will have a lower ongoing      The distribution and service fees for
expense ratio than Class B shares.         Class B shares will cause your shares
                                           to  have  a  higher  ongoing  expense
                                           ratio and to pay lower dividends than
                                           Class A shares.

     You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example on page _____ illustrates the charges for each class of shares.

     BY WIRE: You may make your initial or subsequent investments by wiring money. To do so, call the Fund at 1-800-327-7170 for a confirmation number and wiring instructions. To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the address above after completing your wire arrangement.

     Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank. Note: Federal Funds wire purchase orders will be accepted only when the Fund and the custodian bank are open for business.

     There are no wire fees charged by the Fund for purchases of $1,000 or more. A $10 wire fee will be charged by the Fund on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

     BY MAIL: When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. The maximum telephone purchase is the lesser of $5,000,000 or ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within three business days after the date of the transaction. If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation. Investments by telephone are not available for retirement accounts.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to regularly draw on your bank account. You may automatically invest as little as $30 a month beginning within thirty (30) days after your account is opened. Ask at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by the Fund at least 15 business days before the change is to become effective.

                     ADDITIONAL INFORMATION ABOUT PURCHASES

PURCHASE POLICIES:

o Investments must be received in proper form by the Fund's distributor on a business day before 4:00 p.m. Eastern time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The maximum single purchase allowed is $5 million. Any individual order for $5 million or more must be pre-approved by the Fund's distributor prior to placing the order or it will be rejected. This maximum individual amount allowed for investment may change from time to time.

o The Fund reserves the right to reject any application or investment for any reason.

o If your application does not specify which class of shares you are purchasing, the Fund will assume that you are investing in Class A shares.

                             ABOUT THE SALES CHARGE

     CLASS A

     On purchases of Class A shares, you pay a 3.75% sales charge on the first $250,000 of your total investment and less on subsequent investments, as follows:

Total Investment         Sales Charge as a % of:*           Dealer Reallowance
                      Public Offering   Net Invested         as Percentage of
                           Price           Amount        Public Offering Price**
Up to $250,000             3.75%            3.90%                  3.25%
Next $250,000              3.25%            3.36%                  2.85%
Next $250,000              3.00%            3.09%                  2.70%
Next $250,000              2.00%            2.04%                  1.80%
$1,000,000 or more         1.00%            1.00%                   .90%

* To calculate the actual sales charge on an investment greater than $250,000 and less than $1,000,000, amounts for each applicable increment must be totaled.

** Under certain circumstances, the Fund's distributor may increase or decrease the reallowance amounts paid to participating broker/dealers.

     REDUCTION OF THE CLASS A SALES CHARGE

     Your sales charge may be reduced, depending on the totals of:

     o    the amount you are investing in the Fund now

     o    the amount of your existing investment in the Fund, if any, and

     o the amount you and your primary household group are investing or have invested in other funds in the Pauze Funds(TM) that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

     IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce the sales charge for all shares purchased through that plan.

     WAIVER OF THE CLASS A SALES CHARGE

Sales charges do not apply to:

o    Current or retired board  members,  officers or employees of the Fund,  the
     Fund's  advisor,  administrator,   and  distributor,  or  their  respective
     subsidiaries, spouses and unmarried children under 21.

o Qualified employee benefit plans using a daily transfer record keeping system offering participants daily access to Pauze Funds(TM).

o Shareholders who have at least $5 million invested in funds of the Pauze Funds(TM). If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o [Purchases made with dividend or capital gain distributions from any Pauze Fund(TM).]

o Broker/dealers with dealer agreements with the Fund's distributor, and registered representatives of such entities.

     CLASS B

     Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this purchase alternative, all of the purchase payment for Class B shares is immediately invested in the Fund. The Advisor pays the Fund's distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. The distributor pays the participating broker/dealer's fee or commission of 3.25%. Under certain circumstances, the distributor may increase or decrease the fee. The CDSC assures that the Advisor is reimbursed for funding the broker/dealer's fee.

     Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after purchase.

     IF A REDEMPTION IS MADE DURING THE:    THE PERCENTAGE RATE FOR THE CDSC IS:

                  First year                              3.75%
                  Second year                             3.75%
                  Third year                              3.25%
                  Fourth year                             2.75%
                  Fifth year                              2.25%
                  Sixth year                              1.75%
                  Seventh year                            1.25%
                  Thereafter                                -0-

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time.

     The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 3.75% because a redemption after 15 months would take place during the second year after purchase.

     CONVERSION OF CLASS B SHARES TO CLASS A SHARES -- Seven years after you purchase Class B shares, the shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without any sales charge. Class B shares purchased through reinvested dividends and other distributions will convert to Class A shares on a pro rata basis with Class B shares not purchased through reinvestment.

                          RULE 12B-1 DISTRIBUTION PLAN

     The Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the Advisor for its distribution related services and expenses. With respect to Class B shares, the plan provides that the Fund will use Fund assets allocable to those shares to pay additional Rule 12b-1 fees of 0.75% of said assets to compensate the Advisor for fees paid to the selling broker/dealers. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging some or all of your shares for shares of the same class of any other of the Pauze Funds(TM) which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

     By telephone: You will automatically have the privilege to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Fund and/or its transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     By mail: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration.

     ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There currently is no charge for exchanges. However, the Fund may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges.

     (3) As with any other redemption, the Fund may hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at any time. The Fund redeems shares at the net asset value next determined after it has received a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed (generally 4:00 p.m. Eastern time, Monday through Friday) to be effective that day. send your written request for redemption in proper form to:

                      Champion Fund Services (TM)
                      14340 Torrey Chase Blvd., Suite 170
                      Houston, Texas  77014

     To be in "proper form", the Funds require:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature guarantees when required (see "Signature Guarantee" page ___); and

     (3) such additional documents as are customarily required for persons making redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the transfer agent. (Before writing, read "Additional Information About Redemptions.")

     By telephone: You may redeem shares by telephone, if you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, the Fund will wire redemptions (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less will mail redemptions to the address on the account registration. In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800-327-7170.

     SIGNATURE GUARANTEE

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-800-327-7170 to determine whether the guarantor is eligible.

     REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund may to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

     ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) Redemptions of Class B shares of the Fund may be subject to a CDSC if the shares are redeemed within the holding period prescribed in the applicable Distribution Plan. See Class B - Contingent Deferred Sales Charge Alternative on page __ for the applicable holding period.

     (2) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (3) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (4) The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so, would have a material adverse consequence to the Fund and its shareholders.

     (5) Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short-term trading.

     (6) The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of
     (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period.

     ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between other funds of the Trust.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

     SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $2,500 (excluding IRA accounts) at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of the Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

     OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Fund by calling 1-800-327-7170.

                               VALUING FUND SHARES

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each calendar quarter. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. The Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. The Fund expects that its distributions will consist primarily of capital gains.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

     The Advisor anticipates that the Fund's portfolio will be highly concentrated, and diversification requirements under the Internal Revenue Code will in all likelihood necessitate the sale of securities at the end of each quarter for the Fund to qualify as a regulated investment company. These sales may result in the realization of additional capital gains, and there is no guarantee that the Fund will be able to qualify as a regulated investment company and thereby avoid paying corporate taxes.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account. [You pay no sales charge on shares purchased through reinvestment of distributions from the Fund into another Pauze Fund.]

     If your distribution check is returned, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

                             MANAGEMENT OF THE FUND

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM) , 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Fund's investment advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December, 1993. Philip C. Pauze, the Fund's portfolio manager and owner of the advisor, has been responsible for the day-to-day management of the Fund since inception.

     Mr. Pauze has specialized in providing investment management for the assets of pre-need funeral accounts, trusts, small institutions, and retirement plans since 1985. Mr. Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has managed the investment portfolio since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans. Mr. Pauze has over fourteen years experience managing assets for companies involved in the death care industry. Mr. Pauze has been President of the Trust since January 10, 1994.

     The  Fund's  advisor   furnishes  an  investment   program  for  the  Fund,
determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. For the fiscal year ended April 30, 1999, the advisor received advisory fees of $ from the Fund. [Check portfolio turnover.]

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

     Under normal market conditions, the Fund will invest primarily in the common stocks of the companies that comprise the Index, in approximately the same proportions as those common stocks have in the Index. However, for temporary defensive purposes under adverse market conditions, the Fund may hold a substantial portion of its assets in cash equivalents, short term fixed income securities or U.S. government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity, to meet regulatory requirements or pending selection of investments in accordance with its policies. Thus, there will not necessarily be a high correlation between the Fund's portfolio and the Index at all times.

     Although the Fund attempts to replicate the performance of the Index, the Fund's ability to do so will also be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions, timing of cash flows into and out of the Fund, the Fund's policy of minimizing transaction costs and tax liability from capital gains distributions, and changes in securities markets and the Index itself. Further, because the Index is dominated by only a few companies, changes in the status of any of these companies will have a pronounced effect on the performance of the Index and the Fund. Tax laws and other regulatory requirements may prohibit the Fund from investing in these companies to the extent necessary to mirror their representation in the Index, which may cause the Fund's portfolio and performance to vary significantly form the Index.

     The Index is a market capitalization weighted index, with each stock affecting the Index in proportion to its total market value attributable to death care. The Fund's advisor, as developer and owner of the Index, is responsible for selecting and maintaining the list of stocks to be included in the Index. The Index is published by the American Stock Exchange under the symbol "RIP" pursuant to a licensing agreement between the advisor and the American Stock Exchange. Only stocks of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy and have market capitalization attributable to death care of at least $15 million are eligible for inclusion. Information about the companies' revenues is provided by each company, which may or may not be accurate. In addition, the company must either be a U.S. company, or if not, its stock must be traded on a U.S. stock exchange. Inclusion of a stock in the Index in no way implies an opinion by the Advisor as to the stock's attractiveness as an investment. The Index is unmanaged, and the Advisor is therefore obligated to include in the Index any stock which meets the above described criteria for inclusion.

     The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter markets. Options on the Pauze Tombstone Common Stock IndexTM are not currently traded on an exchange or in the over-the-counter markets. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or the Fund will segregate with the Custodian (a) high grade liquid debt assets sufficient to purchase the underlying security, or (b) high grade liquid debt assets equal to the market value of the stock index.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker/dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     The investment objective of the Fund is fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in the Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The Advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information for the year ended April 30, 1999 has been audited by Tait, Weller & Baker, the Fund's independent accountants. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Fund is contained in the Annual Report which may be obtained without charge from the Fund's distributor. The presentation is for a share outstanding throughout each period. [to be supplied by subsequent amendment]

                       [Insert list of service providers]

                                 PAUZE FUNDS(TM)

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-327-7170 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

Investment Company Act # 811-08148

                       STATEMENT OF ADDITIONAL INFORMATION

                                   PAUZE FUNDS


                  PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
                PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
                   PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND

    This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the PROSPECTUS OF THE FUNDS DATED _______,
     1999. THIS SAI INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS AND INDEPENDENT AUDITOR'S REPORT FROM THE FUNDS' ANNUAL REPORT TO SHAREHOLDERS FOR
   THE FISCAL YEAR ENDED APRIL 30, 1999 ("ANNUAL REPORT"). A FREE COPY OF THE
      PROSPECTUS AND ANNUAL REPORT CAN BE OBTAINED BY WRITING THE FUNDS AT _______________________________ OR BY CALLING THE FUNDS AT (800) 327-7170.


    The date of this Statement of Additional Information is _________, 1999.

                                TABLE OF CONTENTS

GENERAL INFORMATION......................................................

INVESTMENT OBJECTIVES AND POLICIES.......................................

PORTFOLIO TURNOVER.......................................................

PORTFOLIO TRANSACTIONS...................................................

MANAGEMENT OF THE TRUST..................................................

PRINCIPAL HOLDERS OF SECURITIES..........................................

INVESTMENT ADVISORY SERVICES.............................................

ADMINISTRATOR SERVICES...................................................

TRANSFER AGENCY AND OTHER SERVICES.......................................

12b-1 PLAN OF DISTRIBUTION...............................................

ADDITIONAL INFORMATION ON REDEMPTIONS....................................

CALCULATION OF PERFORMANCE DATA..........................................

TAX STATUS...............................................................

CUSTODIAN................................................................

INDEPENDENT ACCOUNTANTS..................................................

FINANCIAL STATEMENTS.....................................................

                               GENERAL INFORMATION


     Pauze Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized on October 15, 1993 under the laws of the Commonwealth of Massachusetts. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust. In addition to the three series referred to in this Statement of Additional Information, one other series (the Pauze Tombstone Fund) is authorized. Each series offered by this Prospectus is authorized to issue four classes of shares. Each series referred to in this Statement of Additional Information represents a separate diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").


     The assets received by the Trust from the issue or sale of shares of each Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable. Shares represent a proportionate interest in the Portfolio. Shares of each Portfolio have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.


     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset values of each Portfolio's shares. On matters affecting an individual Portfolio, a separate vote of shareholders of the Portfolio is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.


     Shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable. There are no conversion rights.


     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Funds'
investment objectives and policies in the Funds' Prospectus.

INVESTMENT RESTRICTIONS

     A Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Funds may not:

     (1)  Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5) Engage in the purchase or sale of commodities or commodity contracts; except that each of the Intermediate Term Fund and the Short Term Fund may invest in bond futures contracts and options on bond futures contracts for bona fide hedging purposes.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets.(Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity in the Intermediate Term Fund and Short Term Fund utilizing financial futures and related options.

     (8)  Make short sales.

     (9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States Government which are protected by the full faith and credit of the United States Government.

     (10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

     The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

     The Fund may not:

     (11) Invest in warrants to purchase common stock.

     (12) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management

     (13) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (14) Participate on a joint or joint and several basis in any trading account.

     (15) Invest in any foreign securities.

     (16) Invest more than 15% of its total net assets in illiquid securities.

     (17) Invest in oil, gas or other mineral leases.

     (18) In connection with bona fide hedging activities, invest more than 2.5% of their assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

     The following discussion of the investment objectives, policies and risks associated with the Fund supplements the discussion in the prospectus.


ZERO COUPON BONDS
-----------------

     Each Fund may invest up to 5% of its assets in bonds that are "zero coupon" United States Government securities (which have been stripped of their unmatured interest coupons and receipts) or in certificates representing undivided interests in stripped United States Government securities and coupons. The Fund will only invest in "zeros" which are issued by the United States Treasury and not those issued by broker-dealers or banks. The Fund will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States Government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets, or, if necessary, from the proceeds of sales of portfolio securities.

REPURCHASE AGREEMENTS

     Each Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declines prior to liquidation. To minimize the risk of loss, each Fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.

INTERMEDIATE TERM FUND AND SHORT TERM FUND USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. Neither Fund may use futures contracts or options transactions to leverage assets.


     The Intermediate Term and Short Term Funds may purchase or sell options on individual securities, and may enter into trading in options on futures contracts, may purchase put or call options on futures contracts, and may sell such options in closing transactions.

     An option will not be purchased for a Fund if, as a result, the aggregate initial margins and the premiums paid for all options and futures contracts that a Fund owns would exceed 2.5% of its net assets at the time of such purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, then to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC, as applicable to a Fund, require that all of its futures transactions constitute bona fide hedging transactions. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, it is expected that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs usually are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     A Fund will not enter into futures contract transaction to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts and premiums paid for all options and futures contracts exceed 2.5% of its net assets at the time of the transaction. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 100% of the Fund's total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

     Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, Pauze Swanson Capital Management Co., the Funds' Investment Advisor, does not believe that the Funds are subject to the risks of loss frequently associated with leveraged futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Fund has identified as hedging transactions, the Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or other income derived with respect to the Fund's business of investment in securities or currencies. In addition, with respect to tax years commencing before August 5, 1997, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income, provided, however, that for purposes of the 30% test, the Internal Revenue Code of 1986, as amended, provides that losses on securities underlying an option or a futures contract may be offset against any gains realized on the disposition of the option or futures contract. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

SEGREGATED ASSETS AND COVERED POSITIONS

     When purchasing futures contracts, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Funds will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

     The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at the Trust's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

     Fund assets need not be segregated if the Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

     A Fund could cover a call option which it has sold by holding the same security underlying the call option. A Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

                               PORTFOLIO TURNOVER

     Pauze Funds' Investment Advisor buys and sells securities for the Fund to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity.

     A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover rates are set forth in the "Financial Highlights" portion of the prospectus. High portfolio turnover in any given year indicates a substantial amount of short-term trading, which will result in payment by the Fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS

     Applicable law requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.


     As all portfolio securities transactions were executed with principals, none of the Funds paid brokerage fees for the fiscal years ended April 30, 1997 through April 30, 1999.


                             MANAGEMENT OF THE TRUST


     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers of the Trust The Trustees and Officers of the Trust, and their principal occupations during the past five years are set forth below, along with their business address, 14340 Torrey Chase Blvd., Houston, Texas 77014. [Update]


NAME, ADDRESS & AGE           TRUST POSITION       PRINCIPAL OCCUPATION
-------------------           --------------       --------------------

Philip C. Pauze **            President and        President of Pauze, Swanson & Associates
14340 Torrey Chase Blvd.      Trustee              Investment Advisors, Inc., d/b/a Pauze
Suite 170                                          Swanson Capital Management Co., an asset
Houston, Texas 77014                               management firm specializing in
Age:  58                                           management of fixed income portfolios
                                                   since April 1993. Owner of Philip C.
                                                   Pauze & Associates, a management
                                                   consulting firm since April 1993. Vice
                                                   President and Registered Representative
                                                   with Shearson Lehman Brothers from 1988
                                                   to 1993. Financial Consultant to
                                                   California Master Trust since 1986.
                                                   Financial consultant to the American
                                                   Funeral Trust (Series) since 1993.

Paul Giorgio**                Treasurer,           to be supplied
Suite 6160, 555 N. Lane       Chief
Conshohocken, PA  19428       Financial
Age:  __                      Officer

Patricia S. Dobson            Secretary and        to be supplied
                              Trustee

Paul J. Hilbert               Trustee              Attorney with the firm of Paul J.
2301 FM 1960 West                                  Hilbert & Associates, Houston, Texas,
Houston, TX  77068                                 practicing civil law since 1975.
Age:  50                                           Legislator, Texas House of
                                                   Representatives since 1982.

Gordon Anderson               Trustee              Consultant with the Texas Education
1806 Elk River Rd.                                 Agency, Region 4 Education Service
Houston, TX  77090                                 Center, School Board and Superintendent
Age:  63                                           Development Program since March 1998.
                                                   President, RAJ Development Corporation:
                                                   investor, developer and home builder
                                                   from 1997 to 1998. Retired (July 1997)
                                                   Superintendent of Spring Independent
                                                   School District, Houston, Texas.

                                       10

Wayne F. Collins              Trustee              Retired. From September 1991 to February
32 Autumn Crescent                                 1994 was Vice President of Worldwide
The Woodlands, TX  77381                           Business Planning of the Compaq Computer
Age:  58                                           Corporation. Served Compaq Computer
                                                   Corporation as Vice President of
                                                   Materials Operations from September 1988
                                                   to September 1991; Vice President,
                                                   Materials and Resources from April 1985
                                                   to September 1991; Vice President,
                                                   Corporate Resources from June 1983 to
                                                   September 1988.

Robert J. Pierce              Trustee              Richard Pierce Funeral Service since
1791 #2 Silverado Trail                            1967, serving in such capacities as
Napa, CA  94558                                    President and General Manager. In
Age:  54                                           addition, in June 1997, became Vice
                                                   President (Western Division) and Chief
                                                   Operating Officer (Northern California
                                                   Region) of Stewart Enterprises, Inc.


     ** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.


     [update: Trustee fees are Trust expenses and each portfolio pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended April 30, 1999 is set forth below.]


                                   AGGREGATE COMPENSATION
                                   FROM TRUST (THE TRUST IS
     NAME                          NOT IN A FUND COMPLEX)     TOTAL COMPENSATION
     ----                          ----------------------     ------------------

     Philip C. Pauze               $0                         $0
     Patricia S. Dobson            $0                         $0
     Paul J. Hilbert               $12,000                    $12,000
     Wayne F. Collins              $12,000                    $12,000
     Gordon Anderson               $12,000                    $12,000
     Robert J. Pierce              $12,000                    $12,000


                         PRINCIPAL HOLDERS OF SECURITIES


     update: Other than indicated below, as of __________, 1999, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Pauze Funds. The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Pauze Funds at __________, 1999:

Class             Name & Address of Owner            % Owned   Type of Ownership
-----             -----------------------            -------   -----------------

                     Pauze U.S. Government Total Return Fund
                     ---------------------------------------

No Load           Donaldson Lufkin Jenrette            5.28%             Record
                  Sec. Corp.
                  Pershing Division
                  P.O. Box 2052
                  Jersey City, NJ 07303

No Load           Mechanics Bank of Richmond, TTEE    79.58%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA 94806

No Load           Pinnacle Management & Trust Co.      5.90%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

Class B           SEI Trust Company                   10.72%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   12.51%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           Donaldson Lufkin Jenrette           37.49%             Record
                  FBO Robert & Sandra Earthman
                  P.O. Box 2052
                  Jersey City, NJ  07303

Class C           Firstar Bank NA, Custodian FBO      50.06%             Record
                  Theodore F. Mallory, III IRA
                  P.O. Box 778
                  Fayetteville, GA  30214


Class C           Star Bank NA, Custodian FBO         49.94%             Record
                  Alice Mallory IRA
                  P.O. Box 778
                  Fayetteville, GA  30214

                Pauze U.S. Government Intermediate Term Bond Fund
                -------------------------------------------------

No Load           Donaldson Lufkin Jenrette            7.41%             Record
                  Sec. Corp.
                  Pershing Division
                  P.O. Box 2052
                  Jersey City, NJ 07303

No Load           Saxon & Co.                         12.28%             Record
                  FBO PA Funeral
                  P.O. Box 7780
                  Philadelphia, PA 19182

No Load           Mechanics Bank of Richmond TTEE     22.56%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA  94806-1921

No Load           Pinnacle Management & Trust Co.     11.21%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

No Load           Strafe & Company                    24.46%             Record
                  F/A/O Cooper Agency
                  P.O. Box 160
                  Westerville, OH  43086

No Load           Norwest Bank TTEE                   17.57%             Record
                  Coker Funeral Home
                  P.O. Box 1533
                  Minneapolis, MN  55480

No Load           Angelus Rosedale Endownment          5.53%         Beneficial
                  1831 W. Washington
                  Los Angeles, CA  90007

Class B           SEI Trust Company                   13.58%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   14.29%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           Jim L. Cooper                        5.04%         Beneficial
                  210 W. Walnut
                  Tecumseh, OK  74873

Class B           Donaldson Lufkin Jenrette           12.22%             Record
                  Sec. Corp.
                  P.O. Box 2052
                  Jersey City, NJ  07303

                   Pauze U.S. Government Short Term Bond Fund
                   ------------------------------------------

No Load           Mechanics Bank of Richmond TTEE     35.34%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA  94806

No Load           Pinnacle Management & Trust Co.     36.16%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

No Load           Strafe & Company                     7.27%             Record
                  F/A/O Cooper Agency
                  P.O. Box 160
                  Westerville, OH  43086

No Load           Norwest Bank TTEE                   10.71%             Record
                  Coker Funeral Home
                  P.O. Box 1533
                  Minneapolis, MN  55480

Class C           SEI Trust Company                   15.15%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   17.68%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456


     As of _______, 1999, the California Master Trust may be deemed to control each Fund and the Trust as a result of its beneficial ownership of Fund shares. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

                          INVESTMENT ADVISORY SERVICES

     Pauze, Swanson & Associates Investment Advisors, Inc., dba Pauze Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement provides investment advisory and management services to the Trust. It will compensate all personnel, officers and trustees of the Trust if such persons are employees of the Advisor or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Total Return Fund in May 1996. The terms of the votes approving the Advisory Agreement provide that it will continue until October 31, 1997, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement was approved with respect to the Intermediate Term Fund and the Short Term Fund during March 1996.


     The Advisory Agreement with the Trust provides for each Fund to pay the Advisor an annual management fee equal to a percentage of the Fund's average net assets (1/12 of the applicable percentage monthly) as follows: Total Return Fund 0.60% on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million; Intermediate Term Fund, 0.50%; and Short Term Fund, 0.50%.

     For the fiscal years ended April 30, 1997, 1998 and 1999 the Trust, on behalf of the Total Return Fund, paid the Advisor fees (net of expenses paid by the Advisor or fee waivers) of $408,656, $442,281and $______, respectively.

     For the fiscal years ended April 30, 1997, 1998 and 1999 the Trust, on behalf of the Intermediate Term Fund, paid the Advisor fees (net of expenses
paid  by  the  Advisor  or  fee   waivers)  of  $10,690,   $13,686and   $______,
respectively.

     For the fiscal years ended April 30, 1997, 1998 and 1999, the Trust, on behalf of the Short Term Fund, paid the Advisor fees (net of expenses paid by the Advisor or fee waivers) of $3,115, $7,608 and $________, respectively.

                                THE ADMINISTRATOR

     Fund Services Inc., ("FSI") dba Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, under an Administration Agreement with the Trust dated ___________, administers the affairs of the Trust. Philip C. Pauze, President of FSI has been President and a Trustee of the Trust since its inception in 1993. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, FSI supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The Administration Agreement provides for the Trust to pay the Administrator an annual fee of ________________, which is allocated among all of the funds of the Trust pro rata based on their respective net assets. FSI also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. [update re transfer agent and fund accountant.]


                           12B-1 PLAN OF DISTRIBUTION


     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that the applicable Fund may engage in any activity related to the distribution of its shares. These activities may include, among others: (a) payments to securities dealers and others that are engaged in the sale of shares, or that may be advising shareholders regarding the purchase, sale or retention of shares; (b) payments to securities dealers and others that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholders support services not otherwise provided by the Trust's transfer agent; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders; and (e) costs of formulating and implementing marketing and promotional activities. Payments to a securities dealer or other entity generally will be based on a percentage of the value of Fund shares held by clients of the entity.


     Expenses which the Fund incurs pursuant to the Distribution Plans are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plans are reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plans ("Qualified Trustees"). Any amendment that materially increases the amount of expenditures permitted under the Distribution Plan must be approved by a majority of the outstanding voting securities of the applicable class. A Distribution Plan may be terminated at any time as to any class by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the applicable class.

     The following table provides information regarding the amount and manner in which amounts paid by the Funds under the previous Distribution Plans were spent during the fiscal year ended April 30, 1998.[update for new plans]


                                    TOTAL RETURN   INT. TERM   SHORT TERM
                                    BOND FUND      BOND FUND   BOND FUND     TOTAL
                                    ---------      ---------   ---------     -----

Advertising, Printing Promotion     $ 32,377        $  6,843     $ 2,331    $ 41,551
Administrative Service Fees          151,890              --       1,487     153,377
Class B Shares Financing               2,868           7,171         845      10,884
Compensation to Dealers                   --              --       2,222       2,222


     The Trust expects that the Distribution Plans will be used to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders and to compensate broker-dealers for sales and promotional services. Shareholders of the Funds will benefit from these services and the Trust expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                                   DISTRIBUTOR

     On ________________, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, Ziegler will be paid a fixed annual fee of ___________ and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

     Suspension of Redemption Privileges: the Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the bond markets are closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                 P(1 + T)  = ERV

Where:    P    =    a hypothetical initial payment of $1,000
          T    =    average annual total return
          n    =    number of years (exponential number)
          ERV  =    ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;


     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The calculation assumes the deduction of the maximum contingent sales charge (for Class B shares). The results do not take into account charges for optional services which involve nominal fees (such as wire redemption fees).

     The total return for the Total Return Fund No-load shares and Class B shares for the Fiscal year ended April 30, 1999 was ______% and _____%, respectively.

     The total return for the Intermediate Term Fund No-load shares and Class B shares for the Fiscal year ended April 30, 1999 was ____% and ____%, respectively.

     The total return for the Short Term Fund No-load shares, Class B shares, and Class C shares for the Fiscal year ended April 30, 1999 was ____%,_____%, and ____%, respectively.


YIELD

     A Fund may also advertise performance in terms of a 30 day yield quotation. A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.

The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                                6
                          YIELD = 2 [(A - B + 1)  - 1]
                                      -----
                                        CD

Where:    A    =    dividends and interest earned during the period
          B    =    expenses accrued for the period (net of reimbursement)
          C    =    the average  daily number of shares  outstanding  during the period that were entitled to receive dividends
          D    =    the maximum  offering price per share on the last day of the period


The standard total return and yield results for another class may not take into account the additional Rule 12b-1 fees for Class B and Class C shares. The performance of Class B and Class C shares will be lower than that of the other class of shares. Further, the results for other classes may not take into account the CDSC for the Class B shares. These fees have the effect of reducing the actual return realized by shareholders.

     The Total Return Fund's 30-day yield for No-load shares and Class B shares for the 30 days ending April 30, 1999 was ____% and ____%, respectively.

     The Intermediate Term Fund's 30-day yield for No-load shares and Class B shares for the 30 days ending April 30, 1998 was 2.06% and 1.64%, respectively.

     The Short Term Fund's 30-day yield for No-load shares and Class C shares for the 30 days ending April 30, 1998 was 2.04% and 1.30%, respectively.

NONSTANDARDIZED TOTAL RETURN


     A Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales charge, or charges for optional services which involve nominal fees, which would reduce the quoted performance if included. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

     A Fund may also include in advertisements data comparing performance with bond or other indices, or with other mutual funds (as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds). For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of a Fund.


                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

     As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUNDS' INVESTMENTS

     For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

     Debt securities may be purchased by a Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

     A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because a Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a Fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

     A Fund may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

     All Shareholders will be notified annually regarding the tax status of distributions received from a Fund.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. Since none of the net investment income of the Fund is expected to arise from dividends on domestic common or preferred stock, none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

         Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.


TAX IDENTIFICATION NUMBER

     The Trust is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.


OTHER TAX CONSIDERATIONS

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

                                    CUSTODIAN


     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safe keeps their portfolio securities, collects all income and other payments with respect thereto, disburse funds at the Funds' request and maintains records in connection with its duties.

                             INDEPENDENT ACCOUNTANTS


     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103 has been selected as independent accountants for the Trust for the fiscal year ending April 30, 2000. Tait, Weller & Baker performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                              FINANCIAL STATEMENTS


     The Trust was established on October 15, 1993 and commenced offering shares of the Total Return Fund in January 1994. In addition, the Trust commenced offering Class B and C shares of the Total Return Fund and No-load, Class B and Class C shares of the Intermediate Term Fund and Short Term Fund in August 1996. [The audited financial statements and auditor's report required with the Statement of Additional Information will be incorporated by reference to the Annual Report to Shareholders for the period ended April 30, 1999 by subsequent amendment]. The Funds will provide the Annual Report without charge at written request or request by telephone.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   PAUZE FUNDS


                  PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
                PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
                   PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the PROSPECTUS OF THE FUNDS DATED _______, 1999. THIS SAI INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS AND INDEPENDENT
 AUDITOR'S REPORT FROM THE FUNDS' ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED APRIL 30, 1999 ("ANNUAL REPORT"). A FREE COPY OF THE PROSPECTUS AND
             ANNUAL REPORT CAN BE OBTAINED BY WRITING THE FUNDS AT _______________________________ OR BY CALLING THE FUNDS AT (800) 327-7170.


    The date of this Statement of Additional Information is _________, 1999.

                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................

INVESTMENT OBJECTIVES AND POLICIES.........................................

PORTFOLIO TURNOVER.........................................................

PORTFOLIO TRANSACTIONS.....................................................

MANAGEMENT OF THE TRUST....................................................

PRINCIPAL HOLDERS OF SECURITIES............................................

INVESTMENT ADVISORY SERVICES...............................................

ADMINISTRATOR SERVICES.....................................................

TRANSFER AGENCY AND OTHER SERVICES.........................................

12b-1 PLAN OF DISTRIBUTION.................................................

ADDITIONAL INFORMATION ON REDEMPTIONS......................................

CALCULATION OF PERFORMANCE DATA............................................

TAX STATUS.................................................................

CUSTODIAN..................................................................

INDEPENDENT ACCOUNTANTS....................................................

FINANCIAL STATEMENTS.......................................................

                               GENERAL INFORMATION


     Pauze Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized on October 15, 1993 under the laws of the Commonwealth of Massachusetts. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust. In addition to the three series referred to in this Statement of Additional Information, one other series (the Pauze Tombstone Fund) is authorized. Each series offered by this Prospectus is authorized to issue four classes of shares. Each series referred to in this Statement of Additional Information represents a separate diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").


     The assets received by the Trust from the issue or sale of shares of each Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable. Shares represent a proportionate interest in the Portfolio. Shares of each Portfolio have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.


     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset values of each Portfolio's shares. On matters affecting an individual Portfolio, a separate vote of shareholders of the Portfolio is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.


     Shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable. There are no conversion rights.


     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Funds'
investment objectives and policies in the Funds' Prospectus.

INVESTMENT RESTRICTIONS

     A Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Funds may not:

     (1)  Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5) Engage in the purchase or sale of commodities or commodity contracts; except that each of the Intermediate Term Fund and the Short Term Fund may invest in bond futures contracts and options on bond futures contracts for bona fide hedging purposes.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets.(Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity in the Intermediate Term Fund and Short Term Fund utilizing financial futures and related options.

     (8)  Make short sales.

     (9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States Government which are protected by the full faith and credit of the United States Government.

     (10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

     The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

     The Fund may not:

     (11) Invest in warrants to purchase common stock.

     (12) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management

     (13) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (14) Participate on a joint or joint and several basis in any trading account.

     (15) Invest in any foreign securities.

     (16) Invest more than 15% of its total net assets in illiquid securities.

     (17) Invest in oil, gas or other mineral leases.

     (18) In connection with bona fide hedging activities, invest more than 2.5% of their assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

     The following discussion of the investment objectives, policies and risks associated with the Fund supplements the discussion in the prospectus.


ZERO COUPON BONDS

     Each Fund may invest up to 5% of its assets in bonds that are "zero coupon" United States Government securities (which have been stripped of their unmatured interest coupons and receipts) or in certificates representing undivided interests in stripped United States Government securities and coupons. The Fund will only invest in "zeros" which are issued by the United States Treasury and not those issued by broker-dealers or banks. The Fund will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States Government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets, or, if necessary, from the proceeds of sales of portfolio securities.

REPURCHASE AGREEMENTS

     Each Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declines prior to liquidation. To minimize the risk of loss, each Fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.

INTERMEDIATE TERM FUND AND SHORT TERM FUND USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. Neither Fund may use futures contracts or options transactions to leverage assets.


     The Intermediate Term and Short Term Funds may purchase or sell options on individual securities, and may enter into trading in options on futures contracts, may purchase put or call options on futures contracts, and may sell such options in closing transactions.

     An option will not be purchased for a Fund if, as a result, the aggregate initial margins and the premiums paid for all options and futures contracts that a Fund owns would exceed 2.5% of its net assets at the time of such purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, then to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC, as applicable to a Fund, require that all of its futures transactions constitute bona fide hedging transactions. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, it is expected that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs usually are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     A Fund will not enter into futures contract transaction to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts and premiums paid for all options and futures contracts exceed 2.5% of its net assets at the time of the transaction. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 100% of the Fund's total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

     Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, Pauze Swanson Capital Management Co., the Funds' Investment Advisor, does not believe that the Funds are subject to the risks of loss frequently associated with leveraged futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Fund has identified as hedging transactions, the Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or other income derived with respect to the Fund's business of investment in securities or currencies. In addition, with respect to tax years commencing before August 5, 1997, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income, provided, however, that for purposes of the 30% test, the Internal Revenue Code of 1986, as amended, provides that losses on securities underlying an option or a futures contract may be offset against any gains realized on the disposition of the option or futures contract. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

SEGREGATED ASSETS AND COVERED POSITIONS

     When purchasing futures contracts, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Funds will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

     The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at the Trust's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

     Fund assets need not be segregated if the Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

     A Fund could cover a call option which it has sold by holding the same security underlying the call option. A Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

                               PORTFOLIO TURNOVER

     Pauze Funds' Investment Advisor buys and sells securities for the Fund to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity.

     A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover rates are set forth in the "Financial Highlights" portion of the prospectus. High portfolio turnover in any given year indicates a substantial amount of short-term trading, which will result in payment by the Fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS

     Applicable law requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.


     As all portfolio securities transactions were executed with principals, none of the Funds paid brokerage fees for the fiscal years ended April 30, 1997 through April 30, 1999.


                             MANAGEMENT OF THE TRUST


     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers of the Trust The Trustees and Officers of the Trust, and their principal occupations during the past five years are set forth below, along with their business address, 14340 Torrey Chase Blvd., Houston, Texas 77014. [Update]

NAME, ADDRESS & AGE           TRUST POSITION       PRINCIPAL OCCUPATION
-------------------           --------------       --------------------

Philip C. Pauze **            President and        President of Pauze, Swanson & Associates
14340 Torrey Chase Blvd.      Trustee              Investment Advisors, Inc., d/b/a Pauze
Suite 170                                          Swanson Capital Management Co., an asset
Houston, Texas 77014                               management firm specializing in
Age:  58                                           management of fixed income portfolios
                                                   since April 1993. Owner of Philip C.
                                                   Pauze & Associates, a management
                                                   consulting firm since April 1993. Vice
                                                   President and Registered Representative
                                                   with Shearson Lehman Brothers from 1988
                                                   to 1993. Financial Consultant to
                                                   California Master Trust since 1986.
                                                   Financial consultant to the American
                                                   Funeral Trust (Series) since 1993.

Paul Giorgio**                Treasurer,           to be supplied
Suite 6160, 555 N. Lane       Chief
Conshohocken, PA  19428       Financial
Age:  __                      Officer

Patricia S. Dobson            Secretary and        to be supplied
                              Trustee

Paul J. Hilbert               Trustee              Attorney with the firm of Paul J.
2301 FM 1960 West                                  Hilbert & Associates, Houston, Texas,
Houston, TX  77068                                 practicing civil law since 1975.
Age:  50                                           Legislator, Texas House of
                                                   Representatives since 1982.

Gordon Anderson               Trustee              Consultant with the Texas Education
1806 Elk River Rd.                                 Agency, Region 4 Education Service
Houston, TX  77090                                 Center, School Board and Superintendent
Age:  63                                           Development Program since March 1998.
                                                   President, RAJ Development Corporation:
                                                   investor, developer and home builder
                                                   from 1997 to 1998. Retired (July 1997)
                                                   Superintendent of Spring Independent
                                                   School District, Houston, Texas.

                                       11

Wayne F. Collins              Trustee              Retired. From September 1991 to February
32 Autumn Crescent                                 1994 was Vice President of Worldwide
The Woodlands, TX  77381                           Business Planning of the Compaq Computer
Age:  58                                           Corporation. Served Compaq Computer
                                                   Corporation as Vice President of
                                                   Materials Operations from September 1988
                                                   to September 1991; Vice President,
                                                   Materials and Resources from April 1985
                                                   to September 1991; Vice President,
                                                   Corporate Resources from June 1983 to
                                                   September 1988.

Robert J. Pierce              Trustee              Richard Pierce Funeral Service since
1791 #2 Silverado Trail                            1967, serving in such capacities as
Napa, CA  94558                                    President and General Manager. In
Age:  54                                           addition, in June 1997, became Vice
                                                   President (Western Division) and Chief
                                                   Operating Officer (Northern California
                                                   Region) of Stewart Enterprises, Inc.


     ** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.


     [update: Trustee fees are Trust expenses and each portfolio pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended April 30, 1999 is set forth below.]

                                  AGGREGATE COMPENSATION
                                  FROM TRUST (THE TRUST IS
     NAME                         NOT IN A FUND COMPLEX)     TOTAL COMPENSATION
     ----                         ----------------------     ------------------

     Philip C. Pauze              $0                         $0
     Patricia S. Dobson           $0                         $0
     Paul J. Hilbert              $12,000                    $12,000
     Wayne F. Collins             $12,000                    $12,000
     Gordon Anderson              $12,000                    $12,000
     Robert J. Pierce             $12,000                    $12,000


                         PRINCIPAL HOLDERS OF SECURITIES


     update: Other than indicated below, as of __________, 1999, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Pauze Funds. The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Pauze Funds at __________, 1999:

Class             Name & Address of Owner            % Owned   Type of Ownership
-----             -----------------------            -------   -----------------

                     Pauze U.S. Government Total Return Fund
                     ---------------------------------------

No Load           Donaldson Lufkin Jenrette            5.28%             Record
                  Sec. Corp.
                  Pershing Division
                  P.O. Box 2052
                  Jersey City, NJ 07303

No Load           Mechanics Bank of Richmond, TTEE    79.58%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA 94806

No Load           Pinnacle Management & Trust Co.      5.90%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

Class B           SEI Trust Company                   10.72%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   12.51%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           Donaldson Lufkin Jenrette           37.49%             Record
                  FBO Robert & Sandra Earthman
                  P.O. Box 2052
                  Jersey City, NJ  07303

Class C           Firstar Bank NA, Custodian FBO      50.06%             Record
                  Theodore F. Mallory, III IRA
                  P.O. Box 778
                  Fayetteville, GA  30214

Class C           Star Bank NA, Custodian FBO         49.94%             Record
                  Alice Mallory IRA
                  P.O. Box 778
                  Fayetteville, GA  30214

                Pauze U.S. Government Intermediate Term Bond Fund
                -------------------------------------------------

No Load           Donaldson Lufkin Jenrette            7.41%             Record
                  Sec. Corp.
                  Pershing Division
                  P.O. Box 2052
                  Jersey City, NJ 07303

No Load           Saxon & Co.                         12.28%             Record
                  FBO PA Funeral
                  P.O. Box 7780
                  Philadelphia, PA 19182

No Load           Mechanics Bank of Richmond TTEE     22.56%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA  94806-1921

No Load           Pinnacle Management & Trust Co.     11.21%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

No Load           Strafe & Company                    24.46%             Record
                  F/A/O Cooper Agency
                  P.O. Box 160
                  Westerville, OH  43086

No Load           Norwest Bank TTEE                   17.57%             Record
                  Coker Funeral Home
                  P.O. Box 1533
                  Minneapolis, MN  55480

No Load           Angelus Rosedale Endownment          5.53%         Beneficial
                  1831 W. Washington
                  Los Angeles, CA  90007

Class B           SEI Trust Company                   13.58%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   14.29%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class B           Jim L. Cooper                        5.04%         Beneficial
                  210 W. Walnut
                  Tecumseh, OK  74873

Class B           Donaldson Lufkin Jenrette           12.22%             Record
                  Sec. Corp.
                  P.O. Box 2052
                  Jersey City, NJ  07303

                   Pauze U.S. Government Short Term Bond Fund
                   ------------------------------------------

No Load           Mechanics Bank of Richmond TTEE     35.34%             Record
                  FBO California Master Trust
                  3170 Hilltop Mall Road
                  Richmond, CA  94806

No Load           Pinnacle Management & Trust Co.     36.16%             Record
                  American Funeral Plan / TX
                  5599 San Felipe, Suite 300
                  Houston, TX  77056

No Load           Strafe & Company                     7.27%             Record
                  F/A/O Cooper Agency
                  P.O. Box 160
                  Westerville, OH  43086

No Load           Norwest Bank TTEE                   10.71%             Record
                  Coker Funeral Home
                  P.O. Box 1533
                  Minneapolis, MN  55480

Class C           SEI Trust Company                   15.15%             Record
                  FBO Whitehurst Sullivan
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   17.68%             Record
                  FBO Whitehurst Loyd
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   18.35%             Record
                  FBO Hadley Funeral Chapel
                  One Freedom Valley Drive
                  Oaks, PA  19456

Class C           SEI Trust Company                   20.93%             Record
                  FBO Whitehurst Stephens & Bean
                  One Freedom Valley Drive
                  Oaks, PA  19456


     As of _______, 1999, the California Master Trust may be deemed to control each Fund and the Trust as a result of its beneficial ownership of Fund shares. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

                          INVESTMENT ADVISORY SERVICES

     Pauze, Swanson & Associates Investment Advisors, Inc., dba Pauze Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement provides investment advisory and management services to the Trust. It will compensate all personnel, officers and trustees of the Trust if such persons are employees of the Advisor or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Total Return Fund in May 1996. The terms of the votes approving the Advisory Agreement provide that it will continue until October 31, 1997, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement was approved with respect to the Intermediate Term Fund and the Short Term Fund during March 1996.


     The Advisory Agreement with the Trust provides for each Fund to pay the Advisor an annual management fee equal to a percentage of the Fund's average net assets (1/12 of the applicable percentage monthly) as follows: Total Return Fund 0.60% on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million; Intermediate Term Fund, 0.50%; and Short Term Fund, 0.50%.

     For the fiscal years ended April 30, 1997, 1998 and 1999 the Trust, on behalf of the Total Return Fund, paid the Advisor fees (net of expenses paid by the Advisor or fee waivers) of $408,656, $442,281and $______, respectively.

     For the fiscal years ended April 30, 1997, 1998 and 1999 the Trust, on behalf of the Intermediate Term Fund, paid the Advisor fees (net of expenses
paid  by  the  Advisor  or  fee   waivers)  of  $10,690,   $13,686and   $______,
respectively.

     For the fiscal years ended April 30, 1997, 1998 and 1999, the Trust, on behalf of the Short Term Fund, paid the Advisor fees (net of expenses paid by the Advisor or fee waivers) of $3,115, $7,608 and $________, respectively.

                                THE ADMINISTRATOR

     Fund Services Inc., ("FSI") dba Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, under an Administration Agreement with the Trust dated ___________, administers the affairs of the Trust. Philip C. Pauze, President of FSI has been President and a Trustee of the Trust since its inception in 1993. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, FSI supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The Administration Agreement provides for the Trust to pay the Administrator an annual fee of ________________, which is allocated among all of the funds of the Trust pro rata based on their respective net assets. FSI also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. [update re transfer agent and fund accountant.]


                           12B-1 PLAN OF DISTRIBUTION


     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that the applicable Fund may engage in any activity related to the distribution of its shares. These activities may include, among others: (a) payments to securities dealers and others that are engaged in the sale of shares, or that may be advising shareholders regarding the purchase, sale or retention of shares; (b) payments to securities dealers and others that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholders support services not otherwise provided by the Trust's transfer agent; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders; and (e) costs of formulating and implementing marketing and promotional activities. Payments to a securities dealer or other entity generally will be based on a percentage of the value of Fund shares held by clients of the entity.

     Expenses which the Fund incurs pursuant to the Distribution Plans are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plans are reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plans ("Qualified Trustees"). Any amendment that materially increases the amount of expenditures permitted under the Distribution Plan must be approved by a majority of the outstanding voting securities of the applicable class. A Distribution Plan may be terminated at any time as to any class by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the applicable class.


     The following table provides information regarding the amount and manner in which amounts paid by the Funds under the previous Distribution Plans were spent during the fiscal year ended April 30, 1998.[update for new plans]


                                    TOTAL RETURN     INT. TERM       SHORT TERM
                                    BOND FUND        BOND FUND       BOND FUND      TOTAL
                                    ---------        ---------       ---------      -----
Advertising, Printing Promotion     $ 32,377          $  6,843         $ 2,331     $ 41,551
Administrative Service Fees          151,890                --           1,487      153,377
Class B Shares Financing               2,868             7,171             845       10,884
Compensation to Dealers                   --                --           2,222        2,222


     The Trust expects that the Distribution Plans will be used to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders and to compensate broker-dealers for sales and promotional services. Shareholders of the Funds will benefit from these services and the Trust expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                                   DISTRIBUTOR

     On ________________, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, Ziegler will be paid a fixed annual fee of ___________ and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

     Suspension of Redemption Privileges: the Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the bond markets are closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                 P(1 + T)  = ERV

Where:    P    =    a hypothetical initial payment of $1,000
          T    =    average annual total return
          n    =    number of years (exponential number)
          ERV  =    ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;


     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The calculation assumes the deduction of the maximum contingent sales charge (for Class B shares). The results do not take into account charges for optional services which involve nominal fees (such as wire redemption fees).

     The total return for the Total Return Fund No-load shares and Class B shares for the Fiscal year ended April 30, 1999 was ______% and _____%, respectively.

     The total return for the Intermediate Term Fund No-load shares and Class B shares for the Fiscal year ended April 30, 1999 was ____% and ____%, respectively.

     The total return for the Short Term Fund No-load shares, Class B shares, and Class C shares for the Fiscal year ended April 30, 1999 was ____%,_____%, and ____%, respectively.


YIELD

     A Fund may also advertise performance in terms of a 30 day yield quotation. A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.


The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                                6
                          YIELD = 2 [(A - B + 1)  - 1]
                                      -----
                                        CD

Where:    A    =    dividends and interest earned during the period
          B    =    expenses accrued for the period (net of reimbursement)
          C    =    the average  daily number of shares  outstanding  during the period that were entitled to receive dividends
          D    =    the maximum  offering price per share on the last day of the period


The standard total return and yield results for another class may not take into account the additional Rule 12b-1 fees for Class B and Class C shares. The performance of Class B and Class C shares will be lower than that of the other class of shares. Further, the results for other classes may not take into account the CDSC for the Class B shares. These fees have the effect of reducing the actual return realized by shareholders.

     The Total Return Fund's 30-day yield for No-load shares and Class B shares for the 30 days ending April 30, 1999 was ____% and ____%, respectively.

     The Intermediate Term Fund's 30-day yield for No-load shares and Class B shares for the 30 days ending April 30, 1998 was 2.06% and 1.64%, respectively.

     The Short Term Fund's 30-day yield for No-load shares and Class C shares for the 30 days ending April 30, 1998 was 2.04% and 1.30%, respectively.

NONSTANDARDIZED TOTAL RETURN


     A Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales charge, or charges for optional services which involve nominal fees, which would reduce the quoted performance if included. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

     A Fund may also include in advertisements data comparing performance with bond or other indices, or with other mutual funds (as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds). For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of a Fund.


                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

     As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUNDS' INVESTMENTS

     For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

     Debt securities may be purchased by a Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

     A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because a Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a Fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

     A Fund may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

     All Shareholders will be notified annually regarding the tax status of distributions received from a Fund.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. Since none of the net investment income of the Fund is expected to arise from dividends on domestic common or preferred stock, none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

     Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.


TAX IDENTIFICATION NUMBER

     The Trust is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.


OTHER TAX CONSIDERATIONS

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

                                    CUSTODIAN


     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safe keeps their portfolio securities, collects all income and other payments with respect thereto, disburse funds at the Funds' request and maintains records in connection with its duties.


                             INDEPENDENT ACCOUNTANTS


     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103 has been selected as independent accountants for the Trust for the fiscal year ending April 30, 2000. Tait, Weller & Baker performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                              FINANCIAL STATEMENTS


     The Trust was established on October 15, 1993 and commenced offering shares of the Total Return Fund in January 1994. In addition, the Trust commenced offering Class B and C shares of the Total Return Fund and No-load, Class B and Class C shares of the Intermediate Term Fund and Short Term Fund in August 1996. [The audited financial statements and auditor's report required with the Statement of Additional Information will be incorporated by reference to the Annual Report to Shareholders for the period ended April 30, 1999 by subsequent amendment]. The Funds will provide the Annual Report without charge at written request or request by telephone.

PART C.   OTHER INFORMATION

ITEM 23.  For the Pauze Funds

          Exhibits

          (a)  Articles of Incorporation

               (i) Declaration of Trust, Amended and Restated Master Trust Agreement, dated February 9, 1996 (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

               (ii) Amendment No. 1 to Amended and Restated Master Trust Agreement, dated April 9, 1996 (incorporated by reference to Post-Effective Amendment #6 filed May 2, 1996).

               (iii) Amendment No. 2 to Amended and Restated Master Trust Agreement, dated January 30, 1997 (incorporated by reference to Post-Effective Amendment #9 filed February 5,
                      1997).

               (iv) Amendment No. 3 to Amended and Restated Master Trust Agreement, dated April 30, 1997 (incorporated by reference to Post-Effective Amendment #10 filed May 6, 1997).

          (b) By-Laws - By-laws of Registrant (incorporated by reference to Post-Effective Amendment #13 filed September 1, 1998).

          (c)  Instruments Defining Rights of Society Holders - None.

          (d)  Investment Advisory Contracts


               (i) Advisory Agreement between Registrant and Pauze, Swanson & Associates Investment Advisors, Inc., dated November 1, 1993 (incorporated by reference to Post-Effective Amendment #13 filed September 1, 1998).


               (ii) Amendment to Advisory Agreement between Registrant and Pauze, Swanson & Associates Investment Advisors, Inc. dated June 1, 1996, reflecting change in fees and addition of two new funds (incorporated by reference to Post-Effective Amendment #7 filed July 31, 1996).

               (iii) Advisory Agreement between Registrant and Pauze, Swanson & Associates Investment Advisors, Inc., dated February 28, 1997, covering Pauze Tombstone Fund (incorporated by reference to Post-Effective Amendment #10 filed May 6,
                      1997).

          (e) Underwriting Contracts - Distribution Agreement among Registrant, the Advisor and the Underwriter is filed herewith.


          (f)  Bonus or Profit Sharing -None.

          (g)  Custodian Agreements

               (i)    Custodian Agreement between Registrant and Star Bank, N.A.
                      dated  August  1,  1996   (incorporated  by  reference  to
                      Post-Effective Amendment #7 filed July 31, 1996).

               (ii) Revised Appendix A to Custodian Agreement between Registrant and Star Bank N.A. (incorporated by reference to Post-Effective Amendment # 12 filed November 26, 1997).

          (h)  Other Material Contracts - None.

          (i)  Legal Opinion


               Opinion and Consent of Counsel with respect to Tombstone Fund, U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund, and U.S. Government Short Term Bond Fund is filed herewith.


          (j) Other Opinions - Consent of Independent Accountants is filed herewith.

          (k)  Omitted Financial  Statements-Financial  Statements  omitted from
               Item 23 - None.

          (l)  Initial   Capital   Agreements-Letter   of  Initial   Stockholder
               (incorporated by reference to Post-Effective Amendment #13 filed September 1, 1998).

          (m)  Rule 12b-1 Plan


               (i) 12b-1 Plan for Pauze U.S. Government Total Return Bond Fund is filed herewith.

               (ii) 12b-1 Plan for Pauze U.S. Government Intermediate Term Bond Fund is filed herewith.

               (iii) 12b-1 Plan for Pauze U.S. Government Short Term Bond Fund is filed herewith.

               (iv)   12b-1 Plan for Pauze Tombstone Fund is filed herewith.


          (n)  Financial Data Schedule - None.

          (o) Rule 18f-3 Plan - Amended and restated plan entered into by Registrant pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #10 filed May 6, 1997).


          (p) Powers of Attorney for the Trust, the Trustees and Officers are filed herewith.


ITEM 24.  Persons Controlled by or Under Common Control with the Fund.

          Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information of the Pauze U.S. Government Total Return Bond Fund, Pauze U.S. Government Short Term Bond Fund and the Pauze U.S. Government Intermediate Term Bond Fund contained in Part B of the Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 25.  Indemnification

          (a) Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered
               Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Persons's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
               (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.


          (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


ITEM 26.  Business and Other Connections of the Investment Advisor

          Philip C. Pauze
               Current Affiliations:

               PAUZE, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
               President and Member of the Board of Directors:
               10/21/93 to Present

               PAUZE FUNDS(TM)
               P.O. Box 844
               Conshohocken, PA  19428
               President, Portfolio Manager, and Member Board of Directors:
               November 1, 1993 to Present.


               B.C. ZIEGLER AND COMPANY
               215 North Main Street
               West Bend, WI  53095
               Broker/Dealer Branch Officer Manager: July, 1999 to Present Licensed Registered Representative: July, 1999 to Present

          Patricia S. Dobson
               Current Affiliations:

               PAUZE, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
               Vice President: December 1996 to Present
               Corporate Secretary and Member of the Board of Directors:
               May 19, 1997 to Present
               Assistant Vice President: October 1995 to December 1996

               PAUZE FUNDS(TM)
               P.O. Box 844
               Conshohocken, PA  19428
               Assistant Secretary:  June 13, 1997 to Present


               B.C. ZIEGLER AND COMPANY
               215 North Main Street
               West Bend, WI  53095
               Licensed Registered Representative:  July, 1999 to Present


ITEM 27.  Principal Underwriters


          (a) B.C. Ziegler acts as distributor for Firstar Funds and Principal Preservation Portfolios, Inc.

          (b) Information with respect to each director and officer of B.C. Ziegler and Co. is incorporated by reference to Schedule A of Form BD filed by it under the Securities and Exchange Act of 1934 (File No. 8-94).


ITEM 28.  Location of Accounts and Records


          All accounts and records maintained by the Registrant are kept at the Underwriter's office located at 215 North Main Street, West Bend, WI 53095; the Adviser's office located at 14340 Torrey Chase Blvd., Suite 170 Houston, TX 77014-1024.


          All accounts and records maintained by Firstar Bank N.A., custodian for Registrant, are maintained at 425 Walnut Street, Cincinnati, Ohio 45202.

ITEM 29.  Management Services - None

ITEM 30.  Undertakings

          Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Houston, state of Texas, on the 2nd day of July, 1999.

                                   PAUZE FUNDS

                          By: /s/ Philip C. Pauze
                              --------------------------
                              Philip C. Pauze, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


---------------------------------
Gordon M. Anderson, Trustee


Wayne F. Collins, Trustee*

                                                     Date: July 2, 1999
---------------------------------                          ------------
Paul J. Hilbert, Trustee
                                                    *By: /s/ Philip C. Pauze
                                                         -----------------------
Robert J. Pierce, Trustee*                               Philip C. Pauze,
                                                         Attorney-in-Fact

/s/ Patricia S. Dobson                               Date: July 2, 1999
---------------------------------                          ------------
Patricia S. Dobson, Trustee and Secretary

/s/ Philip C. Pauze                                  Date: July 2, 1999
---------------------------------                          ------------
Philip C. Pauze, Trustee and President

/s/ Paul Giorgio                                     Date: July 2, 1999
---------------------------------                          ------------
Paul Giorgio, Treasurer and Chief Accounting Officer

                                  EXHIBIT INDEX
                                                                         Page

1.   Distribution Agreement......................................... EX-99.B6

2.   Opinion and Consent of Counsel................................. EX-99.B10

3.   Consent of Independent Accountants............................. EX-99.B11

4.   12b-1 Plan for U.S. Government Total Return Bond Fund.......... EX-99.B15.1

5.   12b-1 Plan for U.S. Government Intermediate Term Bond Fund..... EX-99.B15.2

6.   12b-1 Plan for U.S. Government Short Term Bond Fund............ EX-99.B15.3

7.   12b-1 Plan for Tombstone Fund.................................. EX-99.B15.4

8.   Powers of Attorney............................................. EX-99.P0A